Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Materials and supplies	$ 143.6	$ 166.8
Raw coal	115.0	122.6
Saleable coal	147.9	217.3
Total	$ 406.5	$ 506.7